Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

5.	License, supply and distribution arrangements

License and supply agreements for Macrilen™ - United States and Canada

On January 16, 2018, the Company, through AEZS Germany, entered into License Agreement with Strongbridge Ireland Limited (“Strongbridge”) to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the U.S. and Canada, which provides for (i) a right to use license relating to the adult indication (the “Adult Indication”); (ii) a license for a future FDA-approved pediatric indication (the “Pediatric Indication”); (iii) the licensee to fund 70% of the costs of a pediatric clinical trial submitted for approval to the EMA and FDA to be run by the Company with oversight from a joint steering committee (the “PIP”); and (iv) for an Interim Supply Arrangement. In January 2018, the Company received a cash payment of $24,000 from Strongbridge and on July 23, 2018, Strongbridge launched product sales of Macrilen™ (macimorelin) in the U.S. The Company is also entitled to receive a milestone payment of $5,000 upon FDA approval of the Pediatric Indication. Effective December 19, 2018, Strongbridge sold the entity which owned the License Agreement for the U.S. and Canadian rights to Macrilen™ (macimorelin) to Novo. In 2019, the Interim Supply Arrangement was concluded and Novo contracted AEZS Germany to provide supply chain services for the manufacture of Macrilen™ (macimorelin).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

On November 16, 2020, the Company, through AEZS Germany, entered into an amendment (the “Novo Amendment”) of its existing License Agreement with Novo related to the development and commercialization of macimorelin.

Under the Novo Amendment, Aeterna continues to retain all rights to macimorelin outside of the U.S. and Canada but Novo agreed to make an upfront payment to Aeterna of $6,109 (€5,000), which the Company received in December 2020. Under the Novo Amendment, the royalty payment Aeterna receives on sales in the U.S. and Canada was reduced from 15% to 8.5% for annual net sales up to U.S.$40 million and returns to 15% or more for annual net sales of macimorelin over U.S.$40 million. Additionally, the $5,000 variable payment owing to Aeterna by Novo, upon FDA approval of the pediatric indication, was waived. Under the Novo Amendment, Novo and Aeterna agreed that solely Aeterna will conduct the pivotal Study P02 in partnership with a contract research organization (“CRO”). Given the transfer of development activities to Aeterna, the percentage of Study P02 clinical trial costs that Novo is required to reimburse to Aeterna was adjusted from 70% to 100% of costs up to €9,000 (approximately $10,980). Any additional external jointly approved Study P02 trial costs incurred over €9,000 will be shared equally between Novo and Aeterna. In addition, certain changes to rights and responsibilities of the joint steering committee were made.

Under the amended terms, Novo was also granted co-ownership of the U.S. and Canadian patents and trademarks owned by Aeterna on macimorelin but will be required to transfer co-ownership in those patents back to Aeterna on the occurrence of certain termination events.

Management has determined that the modification that grants co-ownership of the U.S. and Canadian patents and trademarks that were previously licensed by the Company to Novo is not a distinct performance obligation as the related benefits are highly interdependent and interrelated with the licensed indications granted under the existing license contract prior to the modification.

In addition, upon regulatory approval of macimorelin in the U.S. for the diagnosis of CGHD, if Novo determines not to commercialize macimorelin in Canada, then Aeterna has the option to exclusively license rights to macimorelin in Canada (but not in U.S.) to a third party. The Amendment also confirms that Aeterna has the right to use the results from Study P02, if successful, to support Aeterna seeking regulatory approval and ongoing efforts to seek partnering opportunities for macimorelin in other regions outside of the two countries licensed to Novo, the U.S. and Canada.

Analysis prior to modification

At contract inception, upon analysis of the total discounted cash flows of both the $24,000 payment and the $5,000 payment upon FDA approval of the Pediatric Indication, the Company determined that 84% of the future revenue streams would be derived from the Adult Indication and 16% from the Pediatric Indication. On a relative fair value basis, the Company had allocated the transaction price to the performance obligations resulting in $23,600 being allocated to the Adult Indication and being recognized as license fee revenue in the consolidated statement of comprehensive loss for the year ended, December 31, 2018, and $400 being allocated to the Pediatric Indication, which was recognized as deferred revenue on the consolidated statement of financial position and amortized on a straight-line basis beginning January 2018, over a period of 5.4 years, into the consolidated statements of comprehensive loss.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Under the License Agreement, the Company considered the funding arrangement under the PIP to be a collaboration arrangement under IFRS 11 and has accounted for the invoicing as a reduction of costs incurred. During 2020, the Company invoiced its licensee $1,099 (2019 - $979) as its share of the costs incurred by the Company.

Analysis post modification

On November 16, 2020, the Company announced that it had entered into the Novo Amendment of its existing License Agreement and received an upfront payment of $6,109 (€5,000) in December 2020. Management determined that the remaining performance obligation under the contract which provides the customer with the license of a future FDA approved Pediatric Indication is a distinct performance obligation before and after the modification. Accordingly, the Company accounted for the modification to the License Agreement as an adjustment to the existing License Agreement with Novo, on a prospective basis. The portion of the changes in the transaction price that was attributable to the change in royalty rate was allocated to both the Adult Indication and the Pediatric Indication. Based on the change in future royalty rates, the Company determined that $550 of the additional upfront payment should be allocated to the Adult Indication. Accordingly, the Company allocated $550 (€470) to the Adult Indication which was recognized in revenues for the year ended December 31, 2020 and deferred $5,559 (€4,530).

As required per IFRS 11, given changes in facts and circumstances with respect to the development activities associated with the pediatric indication—namely, the substantive changes to rights and responsibilities granted to Novo pursuant to the Novo Amendment—management reassessed whether the classification of those activities should change. Management concluded that the parties to the Novo Amendment no longer share joint control of the related activities. As such, the Pediatric Indication development activities are no longer accounted for under IFRS 11, and the incremental performance obligation associated with the Pediatric Indication development services has been combined with the pediatric license for revenue recognition purposes. No other additional performance obligations were identified in the Novo Amendment.

Based on the preceding analysis, management determined that the total modified transaction price was $5,754 (€4.7 million), which is comprised of $195 (€0.2 million) pre-Novo Amendment unamortized pediatric license fee and $5,559 (€4.5 million) post-Novo Amendment Pediatric Indication and has been allocated to the remaining combined performance obligation. Revenue associated with this performance obligation is being recognized as pediatric development services using a cost-to-cost measure of progress method. The transfer of control to Novo occurs over time, and as such, in management’s judgment, this input method is the best measure of progress towards satisfying the performance obligation and reflects a faithful depiction of the transfer of goods and services. As of December 31, 2021, management expects that the remaining performance obligation will be recognized through December 31, 2022. Management reevaluates the transaction price at the end of each reporting period or as changes in circumstances occur and adjusts the transaction price and the timing of recognition thereof as necessary.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Supply Chain Arrangement

The Company agreed, in the Interim Supply Arrangement to the License Agreement, to supply ingredients for the manufacture of Macrilen™ (macimorelin) during an interim period at a price that is set ‘at cost’ without any profit margin. The Company believes the stand-alone selling price of the manufacturing ingredients to be their cost, as that approximates the amount at which Novo would be able to procure those same goods with other suppliers. In November 2019, Novo contracted with AEZS Germany, to provide supply chain services including provision of supervision of stability studies (support services) as well as API batch production and delivery of certain API and semi-finished goods.

License and supply agreements for macimorelin - European Union and United Kingdom

Background

On December 7, 2020, the Company entered into an exclusive licensing agreement with Consilient Health Limited (“CH”) for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom (the “CH License Agreement”).

Under the terms of the CH License Agreement, CH agreed to make a non-refundable, non-creditable upfront payment to the Company of $1,209 (€1.0 million), which the Company received in January 2021. The Company also is eligible to receive additional consideration, including regulatory milestones related to agreed-upon pricing and reimbursement parameters; net sales milestones; and royalties, ranging from 10%-20% of net sales of macimorelin, subject to reduction in certain cases, or sublicense income recorded by CH. Also on December 7, 2020, the Company and CH entered into an exclusive supply agreement, pursuant to which the Company agreed to provide the Licensed Product to CH, with such Licensed Product to be manufactured by third-party manufacturers for a period of ten years, subject to renewal (the “CH Supply Agreement”).

The total transaction price associated with the CH Agreement is $1,209 (€1.0 million), which consists of the non-refundable, non-creditable upfront payment, discussed above. At the inception of the contract, all other contractual consideration to which the Company may be entitled represents variable consideration, including the regulatory milestones, which were determined to be zero, based on management’s estimate of the most likely amount, given that the achievement of the underlying milestones is uncertain and highly susceptible to factors outside of the Company’s control.

The Company allocated the transaction price to the two combined performance obligation of the license agreement and the supply agreement for the adult and pediatric indication, using the application of an adjusted market assessment approach. Revenue will be recognized over time using an outputs method based on units of Licensed Product supplied to CH. The total units that the Company expects to supply to CH pursuant to the CH Agreement is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgment that will be relied upon when using the outputs method to recognize revenue.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

In December 2021, the Department of Health and Social Care in the United Kingdom approved a list price which triggered a $226 (€0.2 million) pricing milestone payment, which was allocated to the Adult license performance obligation and deferred to the consolidated statement of financial position.

The aggregate amount of the transaction price allocated to the Company’s unsatisfied or partially unsatisfied performance obligations under the CH Agreement was $1,358 (€1.2 million) as of December 31, 2021. The Company expects to recognize the balance of the relevant deferred revenue over the remaining period of ten years, subject to extension based on the outcome of the ongoing clinical development related to the Pediatric Indication and related patent application initiatives.

For the year ended December 31, 2021, the Company recognized $nil as license fee revenue associated with the CH Agreement.

License and supply agreements for macimorelin - Korea

The Company and NK Meditech Limited (“NK”) entered into a licensing agreement, effective November 30, 2021 and pursuant to which the Company granted to NK the exclusive right to commercialize (including marketing, selling and offering to sell) macimorelin in the Republic of Korea (the “ROK”) and as applicable, in the Democratic People’s Republic of Korea (“DPRK”) to the extent NK is allowed to use the aforementioned licensed rights in the latter (“NK License Agreement”).

Under the terms of the NK License Agreement, NK agreed to make a non-refundable, non-creditable upfront payment to the Company of $136 (€0.1 million), which the Company received in December 2021. The Company also is eligible to receive additional consideration, including a regulatory milestone related to the approval of macimorelin in the Pediatric Indication in the ROK and/or DPRK. Additionally, NK has agreed to pay AEZS royalties of 12% of any sublicense income (i.e., royalties, upfront payments, license or option fees, lump sum payments, equity securities, milestone payments or other non-cash consideration) that may be received by NK from any future sublicensees (“Sublicense Income”).

Also, effective November 30, 2021, the Company and NK entered into an exclusive supply agreement, pursuant to which the Company agreed to provide macimorelin to NK for a period of ten years, subject to renewal (the “NK Supply Agreement”).

Management determined that the total transaction price associated with the NK License Agreement was $136 (€0.1 million), which consists of the upfront payment, discussed above, that was received by the Company in 2021. The Company allocated the $136 (€0.1 million) transaction price to the single combined performance using an outputs method based on units of macimorelin supplied to NK over a 10-year period.

Distribution agreement for macimorelin - Israel and the Palestinian Authority

In June 2020, the Company entered into an exclusive distribution and quality agreement with MegaPharm Ltd. (“MegaPharm”) for the commercialization in Israel and in the Palestinian Authority of MacrilenTM, to be used in the diagnosis of patients with adult growth hormone deficiency and in clinical development for the diagnosis of pediatric growth hormone deficiency (the “MegaPharm Agreement”). Under the terms of the MegaPharm Agreement, MegaPharm will be responsible for obtaining registration to market MacrilenTM in Israel and the Palestinian Authority, while the Company will be responsible for manufacturing, product supply, quality assurance and control, regulatory support, and maintenance of the relevant intellectual property. In June 2021 MegaPharm filed an application to the Ministry of Health of Israel for regulatory approval of macimorelin in Israel and, as of December 31, 2021, there have been no products supplied under this agreement.

Summary of revenue recognized, deferred revenue and contract asset balances associated with license, supply and distribution arrangements

The following table provides a summary of deferred revenue balances for the Novo Amendment, CH Agreement and NK License Agreement as of December 31:

	2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308

	2020
	Current	Non-Current	Total
	$	$	$
Novo Amendment	2,193	3,289	5,482
Total	2,193	3,289	5,482

The following table provides a summary of revenue recognized for the Strongbridge agreement and Novo Amendment:

	Years ended December 31,
	2021	2020	2019
	$	$	$
License fee associated with the Strongbridge Agreement	—	68	74
License fee associated with the Novo Amendment (of which $1,670 (2020 - $264 and 2019 - $nil) in deferred revenue was recognized)	1,670	843	—
Development services associated with Novo Amendment	3,337	—	—
Product sales associated with Novo Supply Agreement (of which $nil (2020 - $852 and 2019 - $nil) in deferred revenue was recognized for prepayments received from Novo)	—	2,370	129
Royalties associated with the Strongbridge Agreement	—	56	45
Royalties associated with the Novo Amendment	68	11	—
Supply chain revenue associated with the Novo Supply Agreement (of which $nil (2020 - $67 and 2019 - $nil) in deferred revenue was recognized upon sale of Macrilen™ to Novo)	185	304	284
Total	5,260	3,652	532

As of December 31, 2021, the Company had $132 in contract assets associated with the Novo Amendment which is presented in other receivables in the Company’s consolidated statement of financial position (note 7).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

6.	Cash and cash equivalents

	December 31,
	2021	2020
	$	$
Cash on hand and balances with banks	55,600	23,920
Interest-bearing deposits with maturities of three months or less	9,700	351
	65,300	24,271